LONG-TERM INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 15, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 31, 2016	Jun. 30, 2010	Mar. 18, 2008
Schedule of Investments [Line Items]
Cash consideration of cost method investment		$ 77,685	$ 367
Proceeds from Sale of Equity Method Investments		3,014
Gain on disposal of interest		6
BusinessCombinationConsiderationTransferred1			$ 200,685
Longde Wenchuang [Member]
Schedule of Investments [Line Items]
Ownership percentage, cost method	75.00%
BusinessCombinationConsiderationTransferred1	$ 324,183
Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member] | China Eastern Media Corporation [Member]
Schedule of Investments [Line Items]
Ownership percentage							51.00%
Parent Company [Member] | Zhangshangtong [Member]
Schedule of Investments [Line Items]
Cash consideration of cost method investment						$ 388
Ownership percentage, cost method						20.00%
Parent Company [Member] | Beijing Dayun Culture Communication Co., Ltd. ("Dayun Culture") [Member]
Schedule of Investments [Line Items]
Ownership percentage							49.00%
Parent Company [Member] | Qingdao Jinshi Zhixing Investment Centre Co., Ltd [Member]
Schedule of Investments [Line Items]
Cash consideration of cost method investment					$ 22
Ownership percentage, cost method					3.35%
Parent Company [Member] | Beijing Zhongjiao Huineng Information Technology Co., Ltd [Member]
Schedule of Investments [Line Items]
Cash consideration of cost method investment					$ 541
Ownership percentage, cost method					13.30%